Other operating income and expenses	12 Months Ended
Dec. 31, 2023
Other operating income and expenses [Abstract]
Other operating income and expenses
Note 22.- Other operating income and expenses

The table below shows the detail of Other operating income and expenses for the years ended December 31, 2023, 2022 and 2021:

	For the year ended December 31,
Other operating income	2023	2022	2021

Grants	58,742	59,056	60,746
Insurance proceeds and other	35,731	21,726	13,925
Income from construction services for contracted concessional assets of the Company accounted for under IFRIC 12	6,614	-	-
Total	101,087	80,782	74,670

	For the year ended December 31,
Other operating expenses	2023	2022	2021
Raw materials and consumables used	(35,380)	(19,639)	(70,690)
Leases and fees	(14,403)	(11,512)	(9,332)
Operation and maintenance	(130,442)	(140,382)	(154,007)
Independent professional services	(30,656)	(38,894)	(39,177)
Supplies	(37,822)	(59,336)	(40,790)
Insurance	(41,087)	(45,756)	(45,429)
Levies and duties	(15,031)	(19,764)	(29,949)
Other expenses	(25,187)	(15,965)	(24,957)
Construction costs from construction services for contracted concessional assets of the Company accounted for under IFRIC 12	(6,614)	-	-
Total	(336,622)	(351,248)	(414,330)

Grants income mainly relate to ITC cash grants and implicit grants recorded for accounting purposes in relation to the FFB loans with interest rates below market rates in Solana and Mojave projects (Note 17).

Insurance proceeds and other includes $15.3 million of insurance income in 2023 related to an unscheduled outage in Kaxu further to a problem found in the turbine. The Company expects to receive compensation from the insurance company to cover part of the damage and business interruption of the plant. In addition, it includes a gain of $4.6 million related to the sale of part of Atlantica´s equity interest in the Colombian portfolio of renewable energy entities (Note 7).

Income and costs from construction services correspond to the projects ATN Expansion 3 and ATS Expansion 1, which are currently under construction. Given that these projects are included within the scope of IFRIC 12 (intangible assets), the Company has recorded the income and the cost of construction in the consolidated statement of profit or loss (Note 2.3.).

The decrease in other operating expenses in 2023 is primarily due to:

-
the internalization of the O&M services in the solar assets in Spain during 2022 and 2023. These services are now provided by employees of Atlantica, whose cost is classified within the line “Employee benefit expenses” of the profit and loss statement; and

-	the lower cost of supplies due to lower prices of electricity in the solar assets in Spain in 2023.

The decrease in other operating expenses in 2022, and specifically Raw materials and consumables used, was primarily due to a specific non-recurrent solar project of Rioglass which ended in October 2021.